UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07897

MUNDER SERIES TRUST II

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

Munder Healthcare Fund

Portfolio of Investments, September 30, 2009 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(f)

COMMON STOCKS — 98.6%
Health Care — 98.6%
Biotechnology — 13.7%
45,240	Amgen Inc †	$2,724,805
13,555	Biogen Idec Inc †	684,799
19,415	Celgene Corp †	1,085,298
9,630	Genzyme Corp †	546,310
55,655	Gilead Sciences Inc †	2,592,410

		7,633,622

Health Care Distributors — 2.7%
29,265	AmerisourceBergen Corp	654,951
8,155	Cardinal Health Inc	218,554
10,930	McKesson Corp	650,881

		1,524,386

Health Care Equipment — 18.2%
43,355	Baxter International Inc	2,471,669
11,430	Becton Dickinson and Co	797,242
59,470	Boston Scientific Corp †	629,787
7,935	CR Bard Inc	623,770
6,910	Edwards Lifesciences Corp †	483,078
6,985	Hospira Inc †	311,531
7,760	Kinetic Concepts Inc †	286,965
50,350	Medtronic Inc	1,852,880
15,520	ResMed Inc †	701,504
13,150	St Jude Medical Inc †	512,982
20,525	Stryker Corp	932,451
10,145	Zimmer Holdings Inc †	542,250

		10,146,109

Health Care Facilities — 2.8%
21,555	Community Health Systems Inc †	688,251
22,710	Psychiatric Solutions Inc †	607,720
4,555	Universal Health Services Inc, Class B	282,091

		1,578,062

Health Care Services — 12.1%
13,695	Amedisys Inc †	597,513
19,030	Catalyst Health Solutions Inc †	554,724
13,090	DaVita Inc †	741,418
8,855	Emergency Medical Services Corp, Class A †	411,757
17,720	Express Scripts Inc †	1,374,718

32,345	Medco Health Solutions Inc †	1,789,002
11,950	Mednax Inc †	656,294
11,130	Quest Diagnostics Inc	580,875

		6,706,301

Life Sciences Tools & Services — 1.4%
17,195	Thermo Fisher Scientific Inc †	750,906

Managed Health Care — 3.9%
13,510	Aetna Inc	375,983
41,387	UnitedHealth Group Inc	1,036,331
15,325	WellPoint Inc †	725,792

		2,138,106

Pharmaceuticals — 43.8%
74,430	Abbott Laboratories	3,682,052
13,170	Allergan Inc/United States	747,529
120,215	Bristol-Myers Squibb Co	2,707,242
46,100	Eli Lilly & Co	1,522,683
54,665	Johnson & Johnson	3,328,552
95,110	Merck & Co Inc/NJ	3,008,329
188,555	Pfizer Inc	3,120,585
75,015	Schering-Plough Corp	2,119,174
10,820	Teva Pharmaceutical Industries Ltd, ADR	547,059
6,905	Warner Chilcott PLC, Class A †	149,286
19,885	Watson Pharmaceuticals Inc †	728,586
55,470	Wyeth	2,694,733

		24,355,810

TOTAL COMMON STOCKS
(Cost $51,348,823)		54,833,302

INVESTMENT COMPANY SECURITY — 0.8%
(Cost $473,876)
473,876	State Street Institutional Liquid Reserves Fund	473,876

TOTAL INVESTMENTS
(Cost $51,822,699)(g)	99.4%	$55,307,178

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2009.

(b)	Management has reviewed subsequent events through November 24, 2009, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund primarily invests in equity securities of U.S. and, to a lesser extent, foreign companies providing health care, medical services and medical products worldwide. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments. The value of stocks of health care and health care-related companies is particularly vulnerable to rapid changes in technology product cycles, government regulations and cost containment measures. In addition, adverse economic, business or political developments affecting the health care sector could have a major effect on the value of the Fund’s investments. As of September 30, 2009, more than 25% of the Fund’s net assets were invested in issuers in the pharmaceuticals industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on a Fund than they would on a fund that does not concentrate its investments.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$55,307,178
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$55,307,178

(e)	As of September 30, 2009, the values of securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Note (d) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	At September 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $7,141,931, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,657,452 and net appreciation for financial reporting purposes was $3,484,479. At September 30, 2009, aggregate cost for financial reporting purposes was $51,822,699.

ABBREVIATION:
ADR	— American Depositary Receipt

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST II
By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date: November 24, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date: November 24, 2009

By:	/s/ Peter K Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date: November 24, 2009